Consolidated Statements of Loss and Comprehensive Loss - CAD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 998,839	$ 1,076,861	$ 1,123,072
Cost of revenue		(848,137)	(678,305)	(506,500)
Gross profit		150,702	398,556	616,572
Consulting and marketing		1,094,957	1,387,628	8,190
Research and Development		2,582,601	836,833
Depreciation and Amortization		4,187	93,354	30,702
General and administrative expenses		1,992,163	1,254,088	821,673
Settlement agreement expenses		854,984
Share-based compensation		3,709,278	343,253	279,536
Professional fees		966,718	1,739,430	1,220,746
Total operating expense		(11,204,888)	(5,654,586)	(2,360,847)
Loss before other income (expense)		(11,054,186)	(5,256,030)	(1,744,275)
Other income (expense)
Finance income (expenses), net		170,433	314	(14,451)
Foreign exchange gain (loss)		431,240	(76,469)	100,322
Gain (loss) from warrants revaluation		(28,866,166)	7,704
Gain (loss) from settlement agreement revaluation		(69,955)
Impairments		(8,200,336)	(13,142,481)
Other income (expense)		(36,534,784)	(13,210,932)	85,871
Loss before tax		(47,588,970)	(18,466,962)	(1,658,404)
Tax expense		(1,287)	(28,159)	(6,280)
Loss for the year		(47,590,257)	(18,495,121)	(1,664,684)
Other comprehensive income (loss)
Exchange differences on translation		(157,066)	(22,992)	(11,709)
Remeasurement of a defined benefit plan, net		9,770	485	3,835
Other comprehensive income (loss) for the year		(147,296)	(22,507)	(7,874)
Total comprehensive loss		$ (47,737,553)	$ (18,517,628)	$ (1,672,558)
Loss per share - basic	[1]	$ (101.31)	$ (1,550.40)	$ (167.96)
Loss per share - diluted	[1]	$ (101.31)	$ (1,550.40)	$ (167.96)
Weighted average number of shares outstanding - basic	[1]	469,733	12,003	9,866
Weighted average number of shares outstanding - diluted	[1]	469,733	12,003	9,866

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 and a one (1) for